Statements of Income and Expenses - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Income:
Interest income		$ 355,476	$ 4,352	$ 24,574
Expenses:
Administrative and General Partner's fees (Note 2i)		3,271,543	3,853,294	3,175,074
Ongoing placement agent fees (Note 2j)		3,254,390	3,853,294	3,781,389
Management fees (Note 3)		2,862,598	3,371,632	2,888,430
Total expenses		9,388,531	11,078,220	9,844,893
Net investment loss		(9,033,055)	(11,073,868)	(9,820,319)
Net gains (losses) on trading of commodity interests:
Net realized gains (losses) on closed contracts		(19,188,851)	15,501,602	40,377,221
Net change in unrealized gains (losses) on open contracts		(200,612)	(7,968,432)	2,976,555
Total trading results		(19,389,463)	7,533,170	43,353,776
Net income (loss)		(28,422,518)	(3,540,698)	33,533,457
Class of Units A [Member]
Net gains (losses) on trading of commodity interests:
Net income (loss)		$ (28,179,861)	$ (3,540,698)	$ 33,533,457
Net asset value per Unit:
Net asset value per unit		$ 22.06	$ 26.50	$ 27.10
Net income (loss) per Unit (Note 7):
Net income (loss) per unit	[1]	$ (4.44)	$ (0.60)	$ 5.43
Weighted average Units outstanding:
Weighted average units outstanding		6,492,012.518	6,896,944.943	7,593,571.507
Class of Units Z [Member]
Net gains (losses) on trading of commodity interests:
Net income (loss)		$ (242,657)
Net asset value per Unit:
Net asset value per unit		$ 8.65
Net income (loss) per Unit (Note 7):
Net income (loss) per unit	[1]	$ (1.35)
Weighted average Units outstanding:
Weighted average units outstanding		180,414.206

[1]	Represents the change in net asset value per Unit.